Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash	$ 15.3	$ 62.4
Accounts receivable	322.6	380.2
Prepaids and deposits	4.6	4.5
Derivative asset	244.1	35.8
Assets held for sale	0.0	26.4
Total current assets	586.6	509.3
Long-term investments	8.7	72.6
Derivative asset	351.5	246.9
Other long-term assets	34.5	34.5
Exploration and evaluation	472.6	634.9
Property, plant and equipment	10,430.2	14,062.4
Goodwill	244.0	251.9
Deferred income tax	602.3	192.8
Total assets	12,730.4	16,005.3
LIABILITIES
Accounts payable and accrued liabilities	532.9	613.3
Dividends payable	16.5	16.8
Current portion of long-term debt	99.8	63.8
Derivative liability	0.0	107.3
Other current liabilities	39.4	57.7
Liabilities associated with assets held for sale	0.0	4.6
Total current liabilities	688.6	863.5
Long-term debt	4,176.9	4,047.2
Derivative liability	0.0	16.6
Other long-term liabilities	48.3	54.0
Decommissioning liability	1,203.8	1,310.5
Deferred income tax	0.0	550.6
Total liabilities	6,117.6	6,842.4
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,546.9	16,489.6
Contributed surplus	41.4	72.9
Deficit	(10,567.2)	(7,751.8)
Accumulated other comprehensive income	591.7	352.2
Total shareholders' equity	6,612.8	9,162.9
Total liabilities and shareholders' equity	$ 12,730.4	$ 16,005.3